Document and Entity Information	Jan. 24, 2022
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Jan. 24, 2022
Entity Registrant Name	NOVELIS INC.
Entity Address, Address Line One	3560 Lenox Road, Suite 2000
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30326
City Area Code	404
Local Phone Number	760-4000
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Central Index Key	0001304280
Amendment Flag	false
Entity Incorporation, State or Country Code	Z4
Entity File Number	001-32312
Entity Tax Identification Number	98-0442987